Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Class A Common Stock	Class F Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balance at Dec. 31, 2017		$ 359	$ 24,641	$ (2,416)	$ 22,584
Balance (in Shares) at Dec. 31, 2017		3,593,750
Sale of 12,500,000 Units, net of underwriting discounts and offering expenses	$ 1,250		117,446,019		117,447,269
Sale of 12,500,000 Units, net of underwriting discounts and offering expenses (in Shares)	12,500,000
Sale of 4,900,000 Private Placement Warrants			4,900,000		4,900,000
Forfeiture of Founder Shares		$ (46)	46
Forfeiture of Founder Shares (in Shares)		(468,750)
Common stock subject to possible redemption	$ (1,157)		(118,449,971)		(118,451,128)
Common stock subject to possible redemption (in Shares)	(11,572,288)
Net income (loss)				1,081,279	1,081,279
Balance at Dec. 31, 2018	$ 93	$ 313	3,920,735	1,078,863	5,000,004
Balance (in Shares) at Dec. 31, 2018	927,712	3,125,000
Change in value of common stock subject to possible redemption	$ 1		(444,701)		(444,700)
Change in value of common stock subject to possible redemption (in Shares)	8,839
Net income (loss)				444,697	444,697
Balance at Mar. 31, 2019	$ 94	$ 313	3,476,034	1,523,560	5,000,001
Balance (in Shares) at Mar. 31, 2019	936,551	3,125,000
Balance at Dec. 31, 2018	$ 93	$ 313	3,920,735	1,078,863	5,000,004
Balance (in Shares) at Dec. 31, 2018	927,712	3,125,000
Net income (loss)					933,223
Balance at Jun. 30, 2019	$ 94	$ 313	2,987,516	2,012,086	5,000,009
Balance (in Shares) at Jun. 30, 2019	942,475	3,125,000
Balance at Dec. 31, 2018	$ 93	$ 313	3,920,735	1,078,863	5,000,004
Balance (in Shares) at Dec. 31, 2018	927,712	3,125,000
Change in value of common stock subject to possible redemption	$ 29		(820,392)		(820,363)
Change in value of common stock subject to possible redemption (in Shares)	293,916
Net income (loss)				820,360	820,360
Balance at Dec. 31, 2019	$ 122	$ 313	3,100,343	1,899,223	5,000,001
Balance (in Shares) at Dec. 31, 2019	1,221,628	3,125,000
Balance at Mar. 31, 2019	$ 94	$ 313	3,476,034	1,523,560	5,000,001
Balance (in Shares) at Mar. 31, 2019	936,551	3,125,000
Change in value of common stock subject to possible redemption			(488,518)		(488,518)
Change in value of common stock subject to possible redemption (in Shares)	5,924
Net income (loss)				488,526	488,526
Balance at Jun. 30, 2019	$ 94	$ 313	2,987,516	2,012,086	5,000,009
Balance (in Shares) at Jun. 30, 2019	942,475	3,125,000
Balance at Dec. 31, 2019	$ 122	$ 313	3,100,343	1,899,223	5,000,001
Balance (in Shares) at Dec. 31, 2019	1,221,628	3,125,000
Change in value of common stock subject to possible redemption	$ 10		459,708		459,718
Change in value of common stock subject to possible redemption (in Shares)	102,939
Net income (loss)				(459,715)	(459,715)
Balance at Mar. 31, 2020	$ 132	$ 313	3,560,051	1,439,508	5,000,004
Balance (in Shares) at Mar. 31, 2020	1,324,567	3,125,000
Balance at Dec. 31, 2019	$ 122	$ 313	3,100,343	1,899,223	5,000,001
Balance (in Shares) at Dec. 31, 2019	1,221,628	3,125,000
Net income (loss)					(1,587,497)
Balance at Jun. 30, 2020	$ 145	$ 313	4,687,827	311,726	5,000,011
Balance (in Shares) at Jun. 30, 2020	1,450,891	3,125,000
Balance at Mar. 31, 2020	$ 132	$ 313	3,560,051	1,439,508	5,000,004
Balance (in Shares) at Mar. 31, 2020	1,324,567	3,125,000
Change in value of common stock subject to possible redemption	$ 13		1,127,776		1,127,789
Change in value of common stock subject to possible redemption (in Shares)	126,324
Net income (loss)				(1,127,782)	(1,127,782)
Balance at Jun. 30, 2020	$ 145	$ 313	$ 4,687,827	$ 311,726	$ 5,000,011
Balance (in Shares) at Jun. 30, 2020	1,450,891	3,125,000